Fair value measurement - Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities available-for-sale
Derivative [Line Items]
Carrying amount	$ 9,184	$ 7,978
Notional amount of hedge	9,233	7,918
Unrealized Gain	83	16
Unrealized (Loss)	(342)	(359)
Long-term debt
Derivative [Line Items]
Carrying amount	20,511	18,231
Notional amount of hedge	20,450	17,850
Unrealized Gain	330	479
Unrealized (Loss)	$ (203)	$ (14)